Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. The Company’s principal subsidiaries are as follows:

		2023	2022
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
9466-6997 Québec Inc.	Quebec, Canada	100%	—
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Vitalyst, LLC	Delaware, USA	100%	100%
Datum Consulting Group, LLC	Indiana, USA	100%	—
Alithya France SAS	France	100%	100%
DCG Team UK Limited	United Kingdom	100%	—
Datum Consulting Group Australia Pty Limited	Australia	100%	—
Alithya Numérique Maroc SARLAU	Morocco	100%	100%
Datum Cybertech India Pvt Ltd.	India	100%	—

On April 1, 2022, Alithya Consulting Inc. acquired all of the shares of Trafic 3W Inc. (note 3). Immediately following such acquisition, Trafic 3W Inc. was amalgamated with Alithya Consulting Inc.

Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2023				March 31, 2022
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Opening cost	1,874	4,925	8,494	15,293	1,738	2,889	6,149	10,776
Additions	89	1,321	326	1,736	56	1,444	219	1,719
Additions through business acquisitions (note 3)	—	55	—	55	79	591	2,120	2,790
Disposals / retirements	(325)	(13)	(758)	(1,096)	—	—	—	—
Foreign currency translation adjustment	87	504	19	610	1	1	6	8
Ending cost	1,725	6,792	8,081	16,598	1,874	4,925	8,494	15,293
Opening accumulated depreciation	448	2,083	2,350	4,881	111	1,100	1,116	2,327
Depreciation expense	280	1,344	1,183	2,807	337	996	1,235	2,568
Impairment	164	5	605	774	—	—	—	—
Disposals / retirements	(325)	(13)	(758)	(1,096)	—	—	—	—
Foreign currency translation adjustment	84	410	14	508	—	(13)	(1)	(14)
Ending accumulated depreciation	651	3,829	3,394	7,874	448	2,083	2,350	4,881
Net carrying amount	1,074	2,963	4,687	8,724	1,426	2,842	6,144	10,412

Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

Schedule Of Changes In Cash Flow Statement, Accounting Policies
This change in accounting policy has been applied retrospectively. Changes to the comparative amounts in the Group’s consolidated statements of cash flows are as follows:

	For the year ended March 31, 2022
	As previously reported	Adjustment	Restated amount
	$	$	$
Net cash from (used in) operating activities	(1,629)	3,479	1,850
Net cash from financing activities	31,396	(3,479)	27,917